Loans (Risk Category of Loans by Class of Loans Based on Most Recent Analysis Performed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	$ 140,982	$ 142,675
Commercial Real Estate - construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	2,246	264
Commercial Real Estate - construction [Member] | Loan Grade One To Two [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - construction [Member] | Loan Grade Three [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	615
Commercial Real Estate - construction [Member] | Loan Grade Four [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	1,458	91
Commercial Real Estate - construction [Member] | Loan Grade Five [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - construction [Member] | Loan Grade Six [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	173	173
Commercial Real Estate - construction [Member] | Loan Grade Seven [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - construction [Member] | Loan Grade Eight [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	52,427	53,938
Commercial Real Estate - other [Member] | Loan Grade One To Two [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - other [Member] | Loan Grade Three [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	13,895	10,911
Commercial Real Estate - other [Member] | Loan Grade Four [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	27,488	31,926
Commercial Real Estate - other [Member] | Loan Grade Five [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	2,712	1,078
Commercial Real Estate - other [Member] | Loan Grade Six [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	8,332	10,023
Commercial Real Estate - other [Member] | Loan Grade Seven [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial Real Estate - other [Member] | Loan Grade Eight [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial - non real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	8,102	7,002
Commercial - non real estate [Member] | Loan Grade One To Two [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross		7
Commercial - non real estate [Member] | Loan Grade Three [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	2,376	2,178
Commercial - non real estate [Member] | Loan Grade Four [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	5,489	4,512
Commercial - non real estate [Member] | Loan Grade Five [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	37
Commercial - non real estate [Member] | Loan Grade Six [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	200	305
Commercial - non real estate [Member] | Loan Grade Seven [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Commercial - non real estate [Member] | Loan Grade Eight [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross